Deferred Ipo Costs - Schedule of Deferred IPO Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred IPO Costs [Abstract]
Legal fees	$ 294,881	$ 86,845
Accounting related fees	278,830	238,446
Underwriting fees	120,220
Other miscellaneous fees	189,362
Total	$ 883,293	$ 325,291